THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Variable Annuity Account N
Lincoln ChoicePlusSM Fusion

Supplement dated December 6, 2024 to the
Updating Summary Prospectus for Current Contractowners dated May 1, 2024

This supplement to the summary prospectus for your individual variable annuity contract describes revisions that apply to the Lincoln ProtectedPay® lifetime income rider currently offered in your contract.

Effective February 18, 2025, the Secure Core option of the Lincoln ProtectedPay® lifetime income rider available under your contract will be replaced by the Select Core option. The Select Core option is identical to the Secure Core option except as outlined in this supplement. These changes will be effective for riders purchased on and after February 18, 2025.

OVERVIEW

Living Benefit Riders - Lincoln ProtectedPay Secure Core®. For Lincoln ProtectedPay® riders elected on and after February 18, 2025:

•	The name of the rider option is changed to Lincoln ProtectedPay Select Core® throughout your prospectus.
•	Lincoln ProtectedPay Select Core® is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts.
•
The current protected lifetime income fee rate and the Protected Annual Income rates for new rider elections are disclosed in a Rate Sheet. The Rate Sheet indicates the current rates and the date by which your application or rider election form must be signed and dated for a rider to be issued with those rates. The rates may be superseded at any time in our sole discretion and may be higher or lower than the charge rate on the previous Rate Sheet.

i4LIFE® Advantage Guaranteed Income Benefit option. Contractowners who elect Lincoln ProtectedPay Select Core® may decide to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit.

Appendix B – Investment Requirements. Contractowners who elect Lincoln ProtectedPay Select Core® will be required to adhere to Investment Requirements. Under the current Investment Requirements for Lincoln ProtectedPay Select Core®, you must allocate your Contract Value as follows:

Group 1
Investments must be at least 20% of Contract Value
LVIP American Century Inflation Protection Fund	LVIP Macquarie Limited-Term Diversified Income Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP PIMCO Low Duration Bond Fund
LVIP Macquarie Bond Fund	LVIP SSGA Bond Index Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP SSGA Short-Term Bond Index Fund
LVIP Macquarie Diversified Income Fund	LVIP Vanguard Bond Allocation Fund

Group 2
Investments cannot exceed 80% of Contract Value
AB VPS Discovery Value Portfolio	LVIP JPMorgan High Yield Fund
American Funds Global Growth Fund	LVIP JPMorgan Mid Cap Yield Fund
American Funds Growth Fund	LVIP JPMorgan Small Cap Core Fund
American Funds Growth-Income Fund	LVIP JPMorgan U.S. Equity Fund
American Funds International Fund	LVIP Macquarie High Yield Fund
Fidelity® VIP Balanced Portfolio	LVIP Macquarie Mid Cap Value Fund
Fidelity® VIP Contrafund® Portfolio	LVIP Macquarie SMID Cap Core Fund
Fidelity® VIP Mid Cap Portfolio	LVIP Macquarie Social Awareness Fund
First Trust Capital Strength Portfolio	LVIP Macquarie U.S. Growth Fund
First Trust Growth Strength Portfolio	LVIP Macquarie Value Fund
First Trust International Developed Capital Strength Portfolio	LVIP MFS International Growth Fund
Franklin Allocation VIP Fund	LVIP MFS Value Fund
Franklin Income VIP Fund	LVIP Mondrian International Value Fund
Franklin Mutual Shares VIP Fund	LVIP SSGA Conservative Index Allocation Fund
Goldman Sachs VIT Large Cap Value Fund	LVIP SSGA International Index Allocation Fund
Invesco V.I. EQV International Equity Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP AllianceBernstein Large Cap Growth Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP American Century Balanced Fund	LVIP SSGA S&P 500 Index Allocation Fund
LVIP American Century Capital Appreciation Fund	LVIP SSGA Small-Cap Index Fund
LVIP American Century Disciplined Core Value Fund	LVIP Structured Conservative Allocation Fund
LVIP American Century International Fund	LVIP Structured Moderate Allocation Fund
LVIP American Century Mid Cap Value Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP American Century Ultra Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP American Century Value Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP Baron Growth Opportunities Fund	LVIP Vanguard International Equity ETF Fund
LVIP BlackRock Global Allocation Fund	LVIP Wellington SMID Cap Value Fund
LVIP Channing Small Cap Value Fund	Macquarie VIP Small Cap Value Series
LVIP Franklin Templeton Multi-Factor International Equity Fund	MFS® VIT Growth Series
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	MFS® VIT Total Return Series
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	Putnam VT Large Cap Value Fund
LVIP Government Money Market Fund

The fixed account is only available for dollar cost averaging.

As an alternative to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and will be subject to Group 2 restrictions.

Fidelity® VIP Balanced Portfolio	LVIP SSGA Bond Index Fund
Franklin Allocation VIP Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP American Century Balanced Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP American Century Inflation Protection Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP BlackRock Global Allocation Fund	LVIP SSGA Short-Term Bond Index Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP Structured Conservative Allocation Fund
LVIP Macquarie Bond Fund	LVIP Structured Moderate Allocation Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP Structured Moderately Aggressive Allocation Fund
LVIP Macquarie Diversified Income Fund	LVIP Vanguard Bond Allocation Fund
LVIP Macquarie Limited-Term Diversified Income Fund	MFS® VIT Total Return Series
LVIP PIMCO Low Duration Bond Fund

Please keep this supplement for future reference.